6. EQUITY TRANSACTIONS (Details - Option activity) - Stock Options - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Stock options Outstanding, beginning balance	522,668	421,916
Stock options granted	59,453	104,411
Stock options exercised	(14,000)	(3,659)
Stock options cancelled/forfeited	(79,431)	0
Stock options outstanding, ending balance	501,690	522,668
Stock options exercisable	418,923	449,751
Outstanding, Weighted Average Exercise Price	$ 12.50	$ 14.00
Granted, Weighted Average Exercise Price	9.50	4.50
Exercised, Weighted Average Exercise Price	9.50	$ 4.00
Cancelled/Forfeited, Weighted Average Exercise Price	18.76
Outstanding Weighted Average Exercise Price	11.00	$ 12.50
Exercisable, Weighted Average Exercise Price	12.00	13.50
Stock options Weighted average estimated fair value of warrants granted	$ 9.50	$ 6.50